STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 162,569	$ 720	$ 223,306	$ (810)	$ (60,647)
Balance, shares at Dec. 31, 2011		30,950,234
Exercise of stock options	5,903	41	5,862
Exercise of stock options, shares	1,596,917	1,596,917
Stock-based compensation	4,817		4,817
Other comprehensive loss	2,570			2,570
Net loss	(6,738)				(6,738)
Balance at Dec. 31, 2012	169,121	761	233,985	1,760	(67,385)
Balance, shares at Dec. 31, 2012		32,547,151
Exercise of stock options	926	13	913
Exercise of stock options, shares	329,872	329,967
Stock-based compensation	7,731		7,731
Other comprehensive loss	(1,394)			(1,394)
Net loss	(6,457)				(6,457)
Balance at Dec. 31, 2013	169,927	774	242,629	366	(73,842)
Balance, shares at Dec. 31, 2013	32,877,118	32,877,118
Exercise of stock options	1,476	45	1,431
Exercise of stock options, shares	353,368	442,805
Stock-based compensation	8,060		8,060
Other comprehensive loss	(1,986)			(1,986)
Net loss	(2,497)				(2,497)
Balance at Dec. 31, 2014	$ 174,980	$ 819	$ 252,120	$ (1,620)	$ (76,339)
Balance, shares at Dec. 31, 2014	33,319,923	33,319,923